Document and Entity Information - shares	12 Months Ended	96 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Transition Report	false
Entity Shell Company	false
Entity File Number	1-14014
Entity Registrant Name	CREDICORP LTD
Entity Central Index Key	0001001290
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Banco de Credito del Peru
Entity Address, Address Line Two	Calle Centenario 156
Entity Address, Address Line Three	La Molina
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Address, Postal Zip Code	15026
Title of 12(b) Security	Common Shares, par value $5.00 per share
Trading Symbol	BAP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	94,382,317
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1315	1316
Auditor Name	Tanaka, Valdivia & Asociados S. Civil de R.L.	Gaveglio, Aparicio y Asociados S.C.R.L.
Auditor Location	Lima, Peru	Lima, Peru
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Alejandro Pérez-Reyes
Entity Address, Address Line One	Banco de Credito del Peru
Entity Address, Address Line Two	Calle Centenario 156
Entity Address, Address Line Three	La Molina
Entity Address, City or Town	Lima
Entity Address, Country	PE
Entity Address, Postal Zip Code	15026
City Area Code	511
Local Phone Number	313 2000